Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Long-term Debt
As at January 31, 2020 and 2019, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2020
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2025	3.65%	3.65%	U.S. $886.5	$1,172.0	[a]
	May 2025	4.15%	4.44%	U.S. $333.3	$434.7	[b]
Term Loans	June 2020 to Dec. 2030	0.75% to 1.65%	1.00% to 4.67%	Euro 29.7	38.7
Total long-term debt					$1,645.4
Current					17.9
Non-current					1,627.5
Total long-term debt					$1,645.4
[a]
Maturity was extended from May 2025 to May 2027 after the year ended January 31, 2020 (Note 32).
[b]
Net of unamortized transaction costs of $6.0 million.

January 31, 2019
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility	May 2025	4.50%	4.50%	U.S. $895.5	$ 1,176.9
Term Loans	Dec. 2019 to Dec. 2028	0.75% to 1.75%	1.00% to 4.67%	Euro 21.6	29.5
Finance lease liabilities	Jan. 2021 to Dec. 2030	8.00%	8.00%	$11.7	9.1
Total long-term debt					$1,215.5
Current					18.4
Non-current					1,197.1
Total long-term debt					$1,215.5

Summary of Changes in Long-term Debt
The following table explains the changes in long-term debt during the year ended January 31, 2020:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2019	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other		Carrying amount as at January 31, 2020
Term Facility	$1,176.9	$440.0	$(14.1)	$9.9	$(6.0)		$1,606.7
Term Loans	29.5	17.3	(4.9)	(1.1)	(2.1)		38.7
Finance lease liabilities	9.1	—	—	—	(9.1	) [a]	—
Total	$1,215.5	$457.3	$(19.0)	$8.8	$(17.2)		$1,645.4
[a]
Finance lease liabilities were included in lease liabilities as part of the adoption of IFRS 16 (Note 11).

The following table explains the changes in long-term debt during the year ended January 31, 2019:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2018	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other		Carrying amount as at January 31, 2019
Term Facility	$969.9	$143.0	$(5.9)	$69.8	$0.1		$1,176.9
Term Loans	34.3	3.6	(8.5)	(0.4)	0.5		29.5
Finance lease liabilities	10.6	—	(2.4)	—	0.9		9.1
Total	$1,014.8	$146.6	$(16.8)	$69.4	$1.5		$1,215.5